LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.99%
Aerospace & Defense–1.41%
General Electric Co.	11,119	$2,225,468
Lockheed Martin Corp.	2,931	1,309,307
RTX Corp.	19,270	2,552,504
		6,087,279
Automobiles–1.01%
General Motors Co.	28,384	1,334,899
†Tesla, Inc.	11,729	3,039,688
		4,374,587
Banks–4.46%
Bank of America Corp.	123,621	5,158,705
Citigroup, Inc.	21,986	1,560,786
JPMorgan Chase & Co.	38,660	9,483,298
U.S. Bancorp	23,660	998,925
Wells Fargo & Co.	28,480	2,044,579
		19,246,293
Beverages–1.56%
†Boston Beer Co., Inc. Class A	1,420	339,153
Coca-Cola Co.	52,504	3,760,337
Molson Coors Beverage Co. Class B	15,720	956,876
PepsiCo, Inc.	11,050	1,656,837
		6,713,203
Biotechnology–3.06%
AbbVie, Inc.	28,714	6,016,157
Amgen, Inc.	3,956	1,232,492
†Exelixis, Inc.	42,095	1,554,148
Gilead Sciences, Inc.	12,524	1,403,314
†Incyte Corp.	16,516	1,000,044
Regeneron Pharmaceuticals, Inc.	1,252	794,056
†United Therapeutics Corp.	3,853	1,187,764
		13,187,975
Broadline Retail–3.77%
†Amazon.com, Inc.	79,918	15,205,199
eBay, Inc.	15,755	1,067,086
		16,272,285
Building Products–0.40%
†Builders FirstSource, Inc.	5,469	683,297
Carlisle Cos., Inc.	3,093	1,053,166
		1,736,463
Capital Markets–1.93%
Bank of New York Mellon Corp.	20,534	1,722,187
CME Group, Inc.	5,028	1,333,878
Intercontinental Exchange, Inc.	14,978	2,583,705
SEI Investments Co.	11,862	920,847
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street Corp.	7,872	$704,780
Virtu Financial, Inc. Class A	28,252	1,076,966
		8,342,363
Chemicals–1.93%
CF Industries Holdings, Inc.	14,895	1,164,044
Ecolab, Inc.	8,349	2,116,639
Linde PLC	5,008	2,331,925
Scotts Miracle-Gro Co.	17,372	953,549
Sherwin-Williams Co.	4,979	1,738,617
		8,304,774
Commercial Services & Supplies–0.83%
†=GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	15,509	3,590,489
		3,590,489
Communications Equipment–0.82%
†Arista Networks, Inc.	19,207	1,488,158
Cisco Systems, Inc.	33,077	2,041,182
		3,529,340
Construction & Engineering–0.26%
EMCOR Group, Inc.	3,084	1,139,939
		1,139,939
Construction Materials–0.63%
Vulcan Materials Co.	11,700	2,729,610
		2,729,610
Consumer Finance–0.25%
Synchrony Financial	20,500	1,085,270
		1,085,270
Consumer Staples Distribution & Retail–2.99%
†BJ's Wholesale Club Holdings, Inc.	11,134	1,270,389
Costco Wholesale Corp.	1,861	1,760,096
Kroger Co.	23,191	1,569,799
Target Corp.	3,824	399,073
Walmart, Inc.	90,034	7,904,085
		12,903,442
Containers & Packaging–0.36%
Crown Holdings, Inc.	17,300	1,544,198
		1,544,198
Diversified Consumer Services–0.14%
H&R Block, Inc.	10,809	593,522
		593,522
Diversified Telecommunication Services–0.45%
AT&T, Inc.	68,421	1,934,946
		1,934,946
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.87%
Entergy Corp.	27,226	$2,327,551
NextEra Energy, Inc.	7,762	550,248
NRG Energy, Inc.	9,078	866,586
		3,744,385
Electrical Equipment–1.59%
Acuity, Inc.	4,745	1,249,596
Eaton Corp. PLC	12,663	3,442,183
Emerson Electric Co.	19,651	2,154,536
		6,846,315
Entertainment–2.35%
Electronic Arts, Inc.	4,970	718,264
†Netflix, Inc.	6,840	6,378,505
Walt Disney Co.	30,928	3,052,594
		10,149,363
Financial Services–6.48%
†Berkshire Hathaway, Inc. Class A	9,384	12,178,911
Fidelity National Information Services, Inc.	13,422	1,002,355
Mastercard, Inc. Class A	5,391	2,954,915
MGIC Investment Corp.	47,726	1,182,650
†PayPal Holdings, Inc.	20,522	1,339,061
Visa, Inc. Class A	23,864	8,363,377
Western Union Co.	86,694	917,223
		27,938,492
Food Products–0.81%
Ingredion, Inc.	9,843	1,330,872
McCormick & Co., Inc.	26,310	2,165,576
		3,496,448
Gas Utilities–0.36%
UGI Corp.	47,365	1,566,360
		1,566,360
Ground Transportation–0.80%
Canadian Pacific Kansas City Ltd.	14,435	1,013,481
Ryder System, Inc.	9,843	1,415,522
Union Pacific Corp.	4,390	1,037,094
		3,466,097
Health Care Equipment & Supplies–1.83%
Abbott Laboratories	14,861	1,971,312
†Boston Scientific Corp.	7,766	783,434
†IDEXX Laboratories, Inc.	2,522	1,059,114
Medtronic PLC	16,812	1,510,726
Stryker Corp.	6,916	2,574,481
		7,899,067
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.07%
HCA Healthcare, Inc.	2,397	$828,283
UnitedHealth Group, Inc.	7,250	3,797,188
		4,625,471
Health Care Technology–0.13%
†Doximity, Inc. Class A	9,815	569,564
		569,564
Hotels, Restaurants & Leisure–0.61%
Booking Holdings, Inc.	343	1,580,170
Starbucks Corp.	10,731	1,052,604
		2,632,774
Household Products–1.62%
Colgate-Palmolive Co.	14,291	1,339,067
Kimberly-Clark Corp.	4,894	696,024
Procter & Gamble Co.	29,019	4,945,418
		6,980,509
Independent Power and Renewable Electricity Producers–0.27%
Vistra Corp.	9,984	1,172,521
		1,172,521
Industrial Conglomerates–1.23%
3M Co.	11,001	1,615,607
Honeywell International, Inc.	17,498	3,705,201
		5,320,808
Industrial REITs–0.23%
First Industrial Realty Trust, Inc.	18,611	1,004,250
		1,004,250
Insurance–2.46%
Assured Guaranty Ltd.	9,462	833,602
Axis Capital Holdings Ltd.	7,805	782,373
Old Republic International Corp.	40,968	1,606,765
Progressive Corp.	7,115	2,013,616
Travelers Cos., Inc.	17,242	4,559,820
Unum Group	10,235	833,743
		10,629,919
Interactive Media & Services–6.16%
Alphabet, Inc. Class A	91,117	14,155,011
Meta Platforms, Inc. Class A	21,583	12,439,578
		26,594,589
IT Services–0.48%
†DXC Technology Co.	28,722	489,710
†GoDaddy, Inc. Class A	2,221	400,091
†Twilio, Inc. Class A	11,830	1,158,275
		2,048,076
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.68%
†Medpace Holdings, Inc.	1,437	$437,839
Thermo Fisher Scientific, Inc.	5,000	2,488,000
		2,925,839
Machinery–0.30%
Allison Transmission Holdings, Inc.	13,665	1,307,330
		1,307,330
Media–0.18%
Comcast Corp. Class A	20,454	754,753
		754,753
Metals & Mining–0.57%
Reliance, Inc.	2,475	714,656
Southern Copper Corp.	8,840	826,187
Steel Dynamics, Inc.	7,316	915,085
		2,455,928
Multi-Utilities–0.12%
WEC Energy Group, Inc.	4,740	516,565
		516,565
Oil, Gas & Consumable Fuels–3.44%
Cheniere Energy, Inc.	5,774	1,336,104
Chevron Corp.	10,428	1,744,500
ConocoPhillips	8,994	944,550
EOG Resources, Inc.	11,461	1,469,759
EQT Corp.	21,631	1,155,744
Exxon Mobil Corp.	35,898	4,269,349
Kinder Morgan, Inc.	79,383	2,264,797
Marathon Petroleum Corp.	4,416	643,367
Ovintiv, Inc.	23,804	1,018,811
		14,846,981
Passenger Airlines–0.21%
†United Airlines Holdings, Inc.	13,191	910,839
		910,839
Pharmaceuticals–3.48%
Bristol-Myers Squibb Co.	30,744	1,875,077
Eli Lilly & Co.	8,575	7,082,178
Johnson & Johnson	29,427	4,880,174
Merck & Co., Inc.	12,848	1,153,236
		14,990,665
Professional Services–1.18%
Automatic Data Processing, Inc.	12,707	3,882,370
Leidos Holdings, Inc.	8,774	1,183,963
		5,066,333
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–0.36%
Simon Property Group, Inc.	9,396	$1,560,488
		1,560,488
Semiconductors & Semiconductor Equipment–7.55%
Applied Materials, Inc.	9,474	1,374,867
ASML Holding NV	3,833	2,539,861
Broadcom, Inc.	41,221	6,901,632
†Cirrus Logic, Inc.	9,552	951,905
NVIDIA Corp.	176,054	19,080,732
QUALCOMM, Inc.	11,144	1,711,830
		32,560,827
Software–10.26%
†Adobe, Inc.	3,146	1,206,585
†AppLovin Corp. Class A	4,916	1,302,593
†Docusign, Inc.	16,074	1,308,424
†Dropbox, Inc. Class A	47,306	1,263,543
†Fair Isaac Corp.	710	1,309,354
Gen Digital, Inc.	39,991	1,061,361
Microsoft Corp.	71,412	26,807,351
Oracle Corp.	12,648	1,768,317
†Palantir Technologies, Inc. Class A	10,386	876,578
Pegasystems, Inc.	12,588	875,118
†RingCentral, Inc. Class A	35,998	891,311
†ServiceNow, Inc.	1,496	1,191,025
†Synopsys, Inc.	6,164	2,643,431
†Workday, Inc. Class A	4,182	976,622
†Zoom Communications, Inc. Class A	10,694	788,896
		44,270,509
Specialized REITs–0.59%
American Tower Corp.	11,705	2,547,008
		2,547,008
Specialty Retail–2.78%
Dick's Sporting Goods, Inc.	2,781	560,538
Gap, Inc.	53,529	1,103,233
Home Depot, Inc.	3,563	1,305,804
Lowe's Cos., Inc.	6,946	1,620,015
TJX Cos., Inc.	53,481	6,513,986
†Ulta Beauty, Inc.	2,366	867,234
		11,970,810
Technology Hardware, Storage & Peripherals–5.62%
Apple, Inc.	109,220	24,261,039
		24,261,039
Textiles, Apparel & Luxury Goods–0.14%
PVH Corp.	9,462	611,624
		611,624
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.39%
Altria Group, Inc.	27,740	$1,664,955
		1,664,955
Trading Companies & Distributors–0.22%
Fastenal Co.	12,473	967,281
		967,281
Wireless Telecommunication Services–0.31%
T-Mobile U.S., Inc.	4,941	1,317,814
		1,317,814
Total Common Stock (Cost $256,140,766)		405,508,574

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.68%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	24,500,936	$24,500,936
Total Money Market Fund (Cost $24,500,936)		24,500,936

TOTAL INVESTMENTS–99.67% (Cost $280,641,702)	430,009,510
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	1,422,883
NET ASSETS APPLICABLE TO 25,756,337 SHARES OUTSTANDING–100.00%	$431,432,393

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
6	E-mini Russell 2000 Index	$608,130	$612,510	6/20/25	$—	$(4,380)
66	E-mini S&P 500 Index	18,655,725	18,575,268	6/20/25	80,457	—
4	E-mini S&P MidCap 400 Index	1,175,440	1,153,130	6/20/25	22,310	—
Total Futures Contracts					$102,767	$(4,380)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–4